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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06537

Invesco Trust for Investment Grade New York Municipals

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E.,

Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

Colin Meadows

1555 Peachtree Street, N.E.,

Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 08/31/13

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	August 31, 2013

Invesco Trust for Investment Grade New York Municipals NYSE: VTN

2	Trust Performance
3	Dividend Reinvestment Plan
4	Schedule of Investments
10	Financial Statements
13	Notes to Financial Statements
18	Financial Highlights
20	Approval of Investment Advisory and Sub-Advisory Contracts
22	Proxy Results

Unless otherwise noted, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Trust Performance

Performance summary

Cumulative total returns, 2/28/13 to 8/31/13

Trust at NAV	-12.06%
Trust at Market Value	-16.70
Barclays New York Municipal Index‚	-5.14

Market Price Discount to NAV as of 8/31/13	-1.55

Source: ‚Barclays via FactSet Research Systems Inc.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value (NAV) and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.

Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.

The Barclays New York Municipal Index is an unmanaged index considered representative of New York investment-grade municipal bonds.

The Trust is not managed to track the performance of any particular index, including the index described here, and consequently, the performance of the Trust may deviate significantly from the performance of the index.

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.

NYSE Symbol	VTN

2                         Invesco Trust for Investment Grade New York Municipals

Dividend Reinvestment Plan

The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits

■	Add to your account:

You may increase your shares in your Trust easily and automatically with the Plan.

■	Low transaction costs:

Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.

■	Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/us.

■	Safekeeping:

The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan

If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll

If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/us, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A. P.O. Box 43078, Providence, RI 02940-3078. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works

If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:

1.	Premium: If the Trust is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.
2.	Discount: If the Trust is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan

There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications

The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.

Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan

You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/us or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:

1.	If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.
2.	If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.
3.	You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

    To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/us.

3                         Invesco Trust for Investment Grade New York Municipals

Schedule of Investments

August 31, 2013

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–167.34%(a)
New York–155.30%
Albany (City of) Industrial Development Agency (St. Peter’s Hospital); Series 2008 D, Civic Facility RB	5.75%	11/15/27	$1,000	$1,057,080
Albany (County of) Airport Authority; Series 2010 A, Ref. RB (INS–AGM)(b)	5.00%	12/15/25	500	525,335
Albany Capital Resource Corp. (St. Peter’s Hospital); Series 2011, RB	6.25%	11/15/38	2,360	2,521,046
Battery Park City Authority; Series 2009 B, Sr. RB	5.00%	11/01/34	3,700	3,894,546
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT CAB RB(c)	0.00%	07/15/34	8,315	2,287,041
Series 2009, PILOT RB	6.25%	07/15/40	1,025	1,078,720
Series 2009, PILOT RB	6.38%	07/15/43	1,025	1,085,577
Build NYC Resource Corp. (Bronx Charter School for Excellence); Series 2013 A, RB	5.50%	04/01/43	1,260	1,205,051
Build NYC Resource Corp. (YMCA of Greater New York);
Series 2012, RB	5.00%	08/01/32	650	637,507
Series 2012, RB	5.00%	08/01/42	2,250	2,150,595
Chautauqua (County of) Industrial Development Agency (NRG Energy, Inc.–Dunkirk Power LLC); Series 2009, Exempt Facility RB	5.88%	04/01/42	2,990	2,971,372
Dutchess (County of) Industrial Development Agency (Elant at Fishkill, Inc.); Series 2007 A, Civic Facility RB	5.25%	01/01/37	920	739,220
East Rochester (Village of) Housing Authority (Woodland Village, Inc.); Series 2006, Ref. Senior Living RB	5.50%	08/01/33	2,400	2,097,576
Erie (County of) Industrial Development Agency (City of Buffalo School District);
Series 2011 A, School Facility RB(d)	5.25%	05/01/28	2,500	2,643,575
Series 2011 A, School Facility RB(d)	5.25%	05/01/30	2,710	2,824,362
Series 2011 A, School Facility RB(d)	5.25%	05/01/31	1,000	1,038,270
Essex (County of) Industrial Development Agency (International Paper); Series 2005 A, Ref. Solid Waste Disposal RB(e)	5.20%	12/01/23	2,650	2,681,773
Hempstead Town Local Development Corp. (Molloy College); Series 2009, RB	5.75%	07/01/39	3,115	3,151,601
Hudson Yards Infrastructure Corp.; Series 2011 A, RB	5.75%	02/15/47	3,160	3,252,778
Long Island Power Authority;
Series 2006 E, Electric System General RB	5.00%	12/01/17	1,975	2,179,610
Series 2009 A, Electric System General RB	5.75%	04/01/39	635	663,842
Series 2009 A, Electric System General RB	6.25%	04/01/33	1,860	2,058,350
Madison (County of) Industrial Development Agency (Morrisville State College Foundation); Series 2005 A, Civic Facility RB (INS–CIFG)(b)	5.00%	06/01/28	1,000	947,420
Madison (County of) Industrial Development Agency (Oneida Health Systems, Inc.); Series 2007, Civic Facility RB	5.50%	02/01/32	1,000	907,990
Metropolitan Transportation Authority;
Series 2005 B, RB (INS–BHAC)(b)(d)	5.00%	11/15/31	10,000	10,469,300
Series 2009 B, Dedicated Tax Fund RB	5.00%	11/15/34	500	505,280
Series 2009 B, Dedicated Tax Fund RB	5.25%	11/15/27	1,535	1,665,813
Series 2012 H, RB	5.00%	11/15/30	750	766,613
Subseries 2011 B-2, Dedicated Tax Fund RB	5.00%	11/15/32	1,360	1,392,082
Monroe County Industrial Development Corp. (Nazareth College of Rochester); Series 2011, RB	5.50%	10/01/41	880	878,706
Monroe County Industrial Development Corp. (Rochester General Hospital); Series 2013 A, Ref. RB	5.00%	12/01/42	1,890	1,759,647
Monroe County Industrial Development Corp. (University of Rochester); Series 2011 A, RB	5.00%	07/01/36	2,030	2,052,168
Montgomery (County of) Industrial Development Agency (Hamilton Fulton Montgomery Board of Cooperative Educational Services); Series 2005 A, Lease RB (INS–SGI)(b)	5.00%	07/01/34	1,000	937,190
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside); Series 2007 A, Continuing Care Retirement Community RB	6.70%	01/01/43	560	310,576
Nassau County Local Economic Assistance Corp. (South Nassau Communities); Series 2012, Ref. RB	5.00%	07/01/27	2,070	2,066,792
Nassau County Local Economic Assistance Corp. (Winthrop University Hospital Association); Series 2012, Ref. RB	5.00%	07/01/37	2,250	2,094,345
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, Sr. Asset-Backed RB	5.25%	06/01/26	1,000	898,660

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 1997, Special Obligation RB (INS–NATL)(b)(e)	5.75%	12/01/22	$2,000	$2,047,080
Series 1997 6, Special Obligation RB (INS–NATL)(b)(e)	5.75%	12/01/25	2,500	2,549,575
Series 2010, Special Obligation RB	6.00%	12/01/42	1,930	2,111,053
New York & New Jersey (States of) Port Authority;
One Hundred Fifty-Second Series 2008, Consolidated RB(d)(e)	5.00%	11/01/25	10,000	10,437,100
One Hundred Forty-Fourth Series 2006, Consolidated RB(d)	5.00%	10/01/35	10,000	10,404,000
New York (City of) Industrial Development Agency (IAC/InterActive Corp.); Series 2005, Liberty RB	5.00%	09/01/35	3,985	3,708,481
New York (City of) Industrial Development Agency (New York Stock Exchange); Series 2009 A, Ref. Special Facility RB	5.00%	05/01/21	2,445	2,689,280
New York (City of) Industrial Development Agency (Polytechnic University); Series 2007, Ref. Civic Facility RB (INS–ACA)(b)	5.25%	11/01/37	3,700	3,711,211
New York (City of) Industrial Development Agency (Terminal One Group Association, L.P.);
Series 2005, Special Facility RB(e)(f)	5.50%	01/01/16	3,710	4,025,239
Series 2005, Special Facility RB(e)(f)	5.50%	01/01/16	3,000	3,233,400
Series 2005, Special Facility RB(e)(f)	5.50%	01/01/16	4,000	4,323,600
Series 2005, Special Facility RB(e)(f)	5.50%	01/01/16	2,000	2,150,840
New York (City of) Municipal Water Finance Authority;
Series 2005 C, Water & Sewer System RB(d)	5.00%	06/15/31	10,000	10,253,200
Series 2005 D, Water & Sewer System RB(d)	5.00%	06/15/37	12,000	12,016,440
Series 2009 FF-2, Water & Sewer System RB	5.50%	06/15/40	3,000	3,192,420
Series 2010 FF, Second General Resolution Water & Sewer System RB	5.00%	06/15/31	600	619,122
New York (City of) Transitional Finance Authority;
Series 2004, Future Tax Sec. RB(f)(g)	5.00%	02/01/14	500	510,090
Series 2008 S-1, Building Aid RB	5.50%	07/15/38	2,950	3,211,370
Series 2008 S-2, Building Aid RB	6.00%	07/15/33	1,650	1,839,057
Series 2009 S-3, Building Aid RB(d)	5.25%	01/15/27	4,500	4,991,445
Series 2009 S-3, Building Aid RB(d)	5.25%	01/15/39	2,500	2,648,675
Subseries 2009 A-1, Future Tax Sec. RB(d)	5.00%	05/01/28	625	676,044
Subseries 2009 A-1, Future Tax Sec. RB(d)	5.00%	05/01/29	500	536,220
Subseries 2009 A-1, Future Tax Sec. RB(d)	5.00%	05/01/30	500	534,105
Subseries 2011 D-1, Future Tax Sec. RB(d)	5.00%	11/01/33	13,500	13,909,860
Subseries 2011 E, Future Tax Sec. RB	5.00%	11/01/24	1,135	1,257,841
New York (City of) Trust for Cultural Resources (American Museum of Natural History); Series 2004 A, Ref. RB (INS–NATL)(b)(d)	5.00%	07/01/44	10,890	10,638,223
New York (City of) Trust for Cultural Resources (Carnegie Hall); Series 2009 A, RB	5.00%	12/01/39	1,880	1,898,950
New York (City of) Trust for Cultural Resources (The Museum of Modern Art);
Series 2008 1A, Ref. RB(d)	5.00%	04/01/28	2,250	2,399,873
Series 2008 1A, Ref. RB	5.00%	04/01/31	1,550	1,645,620
New York (City of) Trust for Cultural Resources (Wildlife Conservation Society);
Series 2004, RB(f)(g)	5.00%	02/01/14	1,000	1,020,050
Series 2013 A, RB	5.00%	08/01/33	2,000	2,040,700
New York (City of);
Series 1993 C, VRD Unlimited Tax GO Bonds (LOC–JP Morgan Chase Bank N.A.)(h)(i)	0.06%	10/01/23	1,000	1,000,000
Subseries 1993 E-2, VRD Unlimited Tax GO Bonds (LOC–JPMorgan Chase Bank, N.A.)(h)(i)	0.06%	08/01/20	2,000	2,000,000
Subseries 1993 E-4, VRD Unlimited Tax GO Bonds (LOC–BNP Paribas)(h)(i)	0.05%	08/01/22	2,000	2,000,000
Subseries 2008 A-1, Unlimited Tax GO Bonds(d)	5.25%	08/15/27	1,140	1,243,124
Subseries 2008 A-1, Unlimited Tax GO Bonds(d)	5.25%	08/15/28	1,140	1,233,959
Subseries 2008 F-1, Unlimited Tax GO Bonds	5.50%	11/15/28	4,050	4,536,526
Subseries 2008 G-1, Unlimited Tax GO Bonds	6.25%	12/15/35	400	448,428
Subseries 2008 I-1, Unlimited Tax GO Bonds(d)	5.00%	02/01/26	10,000	10,728,800
Subseries 2008 L-1, Unlimited Tax GO Bonds(d)	5.00%	04/01/27	10,000	10,802,600
Subseries 2009 I-1, Unlimited Tax GO Bonds	5.25%	04/01/32	3,500	3,728,655

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (Brooklyn Law School);
Series 2009, RB	5.75%	07/01/33	$540	$548,770
Series 2012 A, RB	5.00%	07/01/28	2,000	2,022,660
Series 2012 A, RB	5.00%	07/01/29	1,000	999,930
New York (State of) Dormitory Authority (Catholic Health Services of Long Island–St. Francis Hospital); Series 2004, RB	5.00%	07/01/27	1,200	1,203,960
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, Court Facilities Lease RB (INS–AMBAC)(b)	5.50%	05/15/27	700	786,478
Series 2005 A, Court Facilities Lease RB (INS–AMBAC)(b)	5.50%	05/15/30	1,750	1,929,953
Series 2005 A, Court Facilities Lease RB (INS–AMBAC)(b)	5.50%	05/15/31	445	489,135
New York (State of) Dormitory Authority (Convent of The Sacred Heart); Series 2011, RB (INS–AGM)(b)	5.75%	11/01/40	1,255	1,323,247
New York (State of) Dormitory Authority (Cornell University);
Series 2006 A, RB(d)	5.00%	07/01/35	3,990	4,149,839
Series 2010 A, RB	5.00%	07/01/40	1,000	1,030,210
New York (State of) Dormitory Authority (Education); Series 2008 B, State Personal Income Tax RB	5.75%	03/15/36	2,150	2,389,445
New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.); Series 2007, RB (INS–NATL)(b)	5.25%	07/01/28	2,065	2,109,769
New York (State of) Dormitory Authority (Fordham University);
Series 2008 B, RB (INS–AGC)(b)	5.00%	07/01/33	1,415	1,427,353
Series 2011 A, RB	5.13%	07/01/29	500	521,085
New York (State of) Dormitory Authority (General Purpose);
Series 2010 E, State Personal Income Tax RB	5.00%	02/15/40	500	515,560
Series 2011 A, State Personal Income Tax RB(d)	5.00%	03/15/30	3,000	3,128,100
New York (State of) Dormitory Authority (Maimonides Medical Center); Series 2004, Mortgage Hospital RB(f)(g)	5.00%	08/01/14	1,950	2,030,223
New York (State of) Dormitory Authority (Manhattan College); Series 2007 A, RB (INS-Radian)(b)	5.00%	07/01/41	2,715	2,466,903
New York (State of) Dormitory Authority (Memorial Sloan–Kettering Cancer Center); Series 1998, RB (INS–NATL)(b)	5.50%	07/01/23	3,750	4,357,650
New York (State of) Dormitory Authority (Montefiore Medical Center); Series 2004, Hospital RB (INS–NATL)(b)	5.00%	08/01/29	1,000	1,000,700
New York (State of) Dormitory Authority (Mount Sinai Hospital Obligated Group); Series 2011 A, RB	5.00%	07/01/31	2,125	2,103,835
New York (State of) Dormitory Authority (Mount Sinai School of Medicine of New York University); Series 2009, RB	5.13%	07/01/39	1,750	1,753,815
New York (State of) Dormitory Authority (New York University Hospitals Center); Series 2011 A, RB	6.00%	07/01/40	500	529,055
New York (State of) Dormitory Authority (New York University);
Series 2001 1, RB (INS–AMBAC)(b)	5.50%	07/01/31	2,500	2,742,400
Series 2001 1, RB (INS–BHAC)(b)	5.50%	07/01/31	1,115	1,219,141
New York (State of) Dormitory Authority (North Shore–Long Island Jewish Obligated Group);
Series 2009 A, RB	5.50%	05/01/37	1,250	1,284,675
Series 2011 A, RB	5.00%	05/01/32	500	499,065
Subseries 2005 A, RB	5.00%	11/01/26	2,125	2,164,716
New York (State of) Dormitory Authority (Pace University);
Series 2013 A, RB	5.00%	05/01/25	1,145	1,156,908
Series 2013 A, RB	5.00%	05/01/28	1,000	986,640
Series 2013 A, RB	5.00%	05/01/38	500	460,105
New York (State of) Dormitory Authority (Pratt Institution); Series 2009 C, RB (INS–AGC)(b)	5.13%	07/01/39	1,000	1,019,360
New York (State of) Dormitory Authority (Rochester Institute of Technology); Series 2010, RB	5.00%	07/01/40	1,750	1,760,955
New York (State of) Dormitory Authority (Rockefeller University); Series 2010 A, RB	5.00%	07/01/41	1,870	1,953,926
New York (State of) Dormitory Authority (School Districts Financing Program);
Series 2008 D, RB (INS–AGC)(b)	5.75%	10/01/24	2,500	2,894,450
Series 2009 C, RB (INS–AGC)(b)	5.00%	10/01/24	500	538,930
Series 2011 A, RB	5.00%	10/01/25	1,195	1,277,252
New York (State of) Dormitory Authority (St. John’s University); Series 2012 B, RB	5.00%	07/01/30	2,780	2,807,494
New York (State of) Dormitory Authority (St. Joseph’s College); Series 2010, RB	5.25%	07/01/35	1,500	1,443,330
New York (State of) Dormitory Authority (State University Dormitory Facilities); Series 2012 A, RB	5.00%	07/01/42	2,000	2,006,960
New York (State of) Dormitory Authority (State University Educational Facilities);
Series 1993 A, RB (INS–NATL)(b)	5.25%	05/15/15	3,600	3,767,688
Series 1993 B, RB	5.25%	05/15/19	5,010	5,540,359

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (State University of New York); Series 2013 A, RB	5.00%	07/01/29	$2,815	$2,914,369
New York (State of) Dormitory Authority (The New School);
Series 2010, RB	5.50%	07/01/40	2,755	2,824,123
Series 2011, Ref. RB	5.00%	07/01/31	1,750	1,779,383
New York (State of) Dormitory Authority (Vassar College); Series 2007, RB	5.00%	07/01/46	2,075	2,076,660
New York (State of) Dormitory Authority;
Series 1995 A, City University System Consolidated RB	5.63%	07/01/16	2,960	3,227,939
Series 2007 A, Mental Health Services Facilities Improvement RB (INS–AGM)(b)	5.00%	02/15/27	2,500	2,677,250
Series 2008 C, Mental Health Services Facilities Improvement RB (INS–AGM)(b)(e)	5.25%	02/15/28	2,000	2,064,080
New York (State of) Energy Research & Development Authority; Series 1993, Regular Residual Interest RB(j)	12.35%	04/01/20	1,500	1,502,850
New York (State of) Mortgage Agency; Series 2007 145, Homeowner Mortgage RB(e)	5.05%	10/01/29	1,555	1,558,748
New York (State of) Power Authority; Series 2011 A, RB	5.00%	11/15/38	1,770	1,822,711
New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB	5.00%	03/15/25	410	449,053
New York (State of) Thruway Authority; Series 2008 B, Second General Highway & Bridge Trust Fund RB	5.00%	04/01/27	1,000	1,059,120
New York City Health & Hospital Corp.; Series 2010 A, Health System RB	5.00%	02/15/30	2,780	2,829,039
New York Liberty Development Corp. (4 World Trade Center); Series 2011, Ref. Liberty RB	5.00%	11/15/31	2,125	2,143,360
New York Liberty Development Corp. (7 World Trade Center);
Series 2012, Class 1, Ref. Liberty RB(d)	5.00%	09/15/40	14,445	14,594,795
Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/43	3,215	3,151,247
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park); Series 2010, Ref. Second Priority Liberty RB	6.38%	07/15/49	2,785	2,941,879
New York Liberty Development Corp. (Goldman Sachs Headquarters); Series 2005, RB	5.25%	10/01/35	2,400	2,460,120
New York Local Government Assistance Corp.; Series 1993 C, Ref. RB	5.50%	04/01/17	2,000	2,234,200
New York State Environmental Facilities Corp. (2010 Master Financing Program); Series 2010 C, RB	5.00%	10/15/39	1,905	1,974,399
New York State Environmental Facilities Corp. (Municipal Water Finance Authority); Series 2011 B, State Clean Water & Drinking Water Revolving Funds RB	5.00%	06/15/31	1,570	1,648,374
New York State Urban Development Corp.;
Series 1993 A, Ref. Correctional Facilities RB	5.50%	01/01/14	975	992,472
Series 2008 B, Ref. Service Contract RB	5.25%	01/01/24	750	837,863
Series 2008 B, Ref. Service Contract RB	5.25%	01/01/25	2,000	2,203,840
Niagara Falls (City of) Public Water Authority; Series 2005, Water & Sewer System RB (INS–SGI)(b)	5.00%	07/15/26	1,000	1,011,210
Niagara Frontier Transportation Authority (Buffalo Niagara International Airport); Series 1999 A, Airport RB (INS–NATL)(b)(e)	5.63%	04/01/29	3,570	3,609,448
North Syracuse Central School District; Series 2007, Ref. Unlimited Tax GO Bonds (INS–NATL)(b)	5.00%	06/15/23	940	1,050,177
Oneida (County of) Industrial Development Agency (St. Elizabeth Medical Center Facility);
Series 1999 A, Civic Facility RB	5.88%	12/01/29	475	475,076
Series 1999 B, Civic Facility RB	6.00%	12/01/19	730	730,832
Onondaga Civic Development Corp. (Le Moyne College); Series 2010, RB	5.38%	07/01/40	2,435	2,409,213
Orange County Funding Corp. (Mount Saint Mary College); Series 2012 A, RB	5.00%	07/01/42	1,500	1,381,905
Rockland (County of) Solid Waste Management Authority; Series 2003 B, RB (INS–AMBAC)(b)(e)	5.13%	12/15/28	1,000	1,008,200
Sales Tax Asset Receivable Corp.; Series 2004 A, RB (INS–AMBAC)(b)	5.00%	10/15/29	1,500	1,556,220
Saratoga (County of) Industrial Development Agency (Saratoga Hospital); Series 2007 B, Civic Facility RB	5.13%	12/01/27	1,000	1,009,480
Seneca (County of) Industrial Development Agency (Seneca Meadows, Inc.); Series 2005, RB(e)(f)(k)	6.63%	10/01/13	1,880	1,882,237
Suffolk (County of) Industrial Development Agency (Eastern Long Island Hospital Association); Series 2007, Civic Facility RB(k)	5.38%	01/01/27	1,860	1,690,517
Suffolk (County of) Industrial Development Agency (Jefferson’s Ferry); Series 2006, Ref. First Mortgage Continuing Care Retirement Community RB	5.00%	11/01/28	1,000	1,007,940
Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.); Series 2010, Ref. RB	6.00%	12/01/40	1,035	1,060,844
Syracuse (City of); Series 2011 A, Airport Terminal Security & Access Improvement Unlimited Tax GO Bonds(e)	5.00%	11/01/36	500	473,070
Tobacco Settlement Financing Corp.; Series 2003 B-1C, Asset-Backed RB	5.50%	06/01/21	1,000	1,004,370
Tomkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB	5.00%	07/01/32	750	690,600
Series 2013 A, RB	5.00%	07/01/38	2,000	1,776,260

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Tompkins (County of) Industrial Development Agency (Cornell University); Series 2008 A, Civic Facility RB	5.00%	07/01/37	$750	$776,273
Triborough Bridge & Tunnel Authority;
Series 2003 A, Sub. RB(f)(g)	5.00%	11/15/13	1,500	1,515,090
Series 2013 A, Ref. Sub. CAB RB(c)	0.00%	11/15/32	2,000	748,260
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute);
Series 2010 A, RB	5.00%	09/01/30	2,500	2,520,550
Series 2010 A, RB	5.13%	09/01/40	985	965,940
TSASC, Inc.;
Series 2006 1, Tobacco Settlement Asset-Backed RB	5.00%	06/01/34	2,000	1,423,720
Series 2006 1, Tobacco Settlement Asset-Backed RB	5.13%	06/01/42	1,970	1,331,168
United Nations Development Corp.;
Series 2009 A, Ref. RB	5.00%	07/01/25	1,000	1,053,670
Series 2009 A, Ref. RB	5.00%	07/01/26	815	849,678
Westchester Tobacco Asset Securitization Corp.; Series 2005, Tobacco Settlement Asset-Backed RB	5.13%	06/01/45	2,750	2,094,565
Yonkers Economic Development Corp. (Charter School of Educational Excellence); Series 2010 A, Educational RB	6.25%	10/15/40	1,200	1,164,852
				409,930,933

Puerto Rico–6.94%
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2008 WW, RB	5.25%	07/01/33	2,100	1,536,822
Series 2008 WW, RB	5.50%	07/01/21	1,000	915,140
Series 2010 XX, RB	5.75%	07/01/36	1,000	768,940
Puerto Rico (Commonwealth of) Industrial Tourist Educational, Medical and Environmental Control Facilities Financing Authority (Ana G. Mendez University System); Series 2012, Ref. RB	5.00%	04/01/27	1,000	806,040
Puerto Rico (Commonwealth of) Infrastructure Financing Authority; Series 2005 C, Ref. Special Tax RB (INS–AMBAC)(b)	5.50%	07/01/27	1,525	1,221,769
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2004 I, Government Facilities RB(f)(g)	5.25%	07/01/14	75	78,120
Puerto Rico Sales Tax Financing Corp.;
First Subseries 2009 A, RB	5.75%	08/01/37	870	748,139
First Subseries 2009 A, RB	6.38%	08/01/39	1,500	1,419,225
First Subseries 2010, Conv. CAB RB(l)	6.25%	08/01/33	415	267,418
First Subseries 2010 A, CAB RB(c)	0.00%	08/01/34	1,000	225,870
First Subseries 2010 A, CAB RB(c)	0.00%	08/01/35	2,500	521,475
First Subseries 2010 A, RB	5.38%	08/01/39	1,180	956,826
First Subseries 2010 C, RB	5.25%	08/01/41	1,325	1,044,882
Series 2011 C, RB(d)	5.00%	08/01/40	3,420	2,854,708
Series 2011 C, RB(d)	5.25%	08/01/40	5,700	4,941,786
				18,307,160

Guam–3.79%
Guam (Territory of) (Section 30);
Series 2009 A, Limited Obligation RB	5.63%	12/01/29	860	881,061
Series 2009 A, Limited Obligation RB	5.75%	12/01/34	500	511,265
Guam (Territory of) International Airport Authority; Series 2013 C, General RB(e)	6.25%	10/01/34	1,500	1,498,155
Guam (Territory of) Power Authority;
Series 2010 A, RB	5.50%	10/01/40	1,020	989,227
Series 2012 A, Ref. RB	5.00%	10/01/34	1,370	1,289,951
Guam (Territory of) Waterworks Authority; Series 2010, Water & Wastewater System RB	5.63%	07/01/40	3,500	3,303,475
Guam (Territory of);
Series 2011 A, Business Privilege Tax RB	5.13%	01/01/42	435	414,076
Series 2011 A, Business Privilege Tax RB	5.25%	01/01/36	1,125	1,128,679
				10,015,889

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Trust for Investment Grade New York Municipals

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virgin Islands–1.31%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note–Diageo); Series 2009 A, Sub. RB	6.63%	10/01/29	$1,880	$2,046,211
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2010 A, Sr. Lien RB	5.00%	10/01/29	500	483,350
Series 2012 A, RB(k)	4.00%	10/01/22	920	930,332
				3,459,893
TOTAL INVESTMENTS(m)–167.34% (Cost $443,021,580)				441,713,875
FLOATING RATE NOTE OBLIGATIONS–(33.97)%
Notes with interest rates ranging from 0.06% to 0.11% at 08/31/13, and contractual maturities of collateral ranging from 11/01/25 to 07/01/44(n)				(89,680,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(34.21)%				(90,305,107)
OTHER ASSETS LESS LIABILITIES–0.84%				2,228,199
NET ASSETS–100.00%				$263,956,967

Investment Abbreviations:

ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BHAC	– Berkshire Hathaway Assurance Corp.
CAB	– Capital Appreciation Bonds
CIFG	– CIFG Assurance North America, Inc.

Conv.	– Convertible
GO	– General Obligation
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PILOT	– Payment-in-Lieu-of-Tax
Radian	– Radian Asset Assurance, Inc.

RB	– Revenue Bonds
Ref.	– Refunding
Sec.	– Secured
SGI	– Syncora Guarantee, Inc.
Sr.	– Senior
Sub.	– Subordinated
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at time of purchase.
(d)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1J.
(e)	Security subject to the alternative minimum tax.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(i)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2013.
(j)	Current coupon rate for an inverse floating rate municipal obligation. This rate resets periodically as the rate on the related security changes. Positions in an inverse floating rate municipal obligation have a total value of $1,502,850 which represents 0.57% of the Trust’s Net Assets.
(k)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2013 was $4,503,086, which represented 1.71% of the Trust’s Net Assets.
(l)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(m)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
National Public Finance Guarantee Corp.	7.1%

(n)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at August 31, 2013. At August 31, 2013, the Trust’s investments with a value of $150,098,403 are held by Dealer Trusts and serve as collateral for the $89,680,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on Total Investments

as of August 31, 2013

Revenue Bonds	90.0%
General Obligation Bonds	7.8
Pre-Refunded Bonds	1.1
Other	1.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Trust for Investment Grade New York Municipals

Statement of Assets and Liabilities

August 31, 2013

(Unaudited)

Assets:
Investments, at value (Cost $443,021,580)	$441,713,875
Receivable for:
Investments sold	3,136,083
Interest	5,299,130
Fund expenses absorbed	55,398
Investment for trustee deferred compensation and retirement plans	7,127
Deferred offering costs	178,130
Other assets	30,663
Total assets	450,420,406

Liabilities:
Floating rate note obligations	89,680,000
Variable rate muni term preferred shares, at liquidation preference ($0.01 par value, 904 shares issued with liquidation preference of $100,000 per share)	90,305,107
Payable for:
Investments purchased	4,965,878
Amount due custodian	1,268,954
Income distributions—common shares	70,282
Accrued trustees’ and officers’ fees and benefits	5,083
Accrued other operating expenses	69,050
Trustee deferred compensation and retirement plans	10,369
Accrued interest expenses	88,716
Total liabilities	186,463,439
Net assets applicable to common shares	$263,956,967

Net assets applicable to common shares consist of:
Shares of beneficial interest — common shares	$292,750,243
Undistributed net investment income	2,317,914
Undistributed net realized gain (loss)	(29,803,485)
Net unrealized appreciation (depreciation)	(1,307,705)
$263,956,967

Shares outstanding, no par value, with an unlimited number of common shares authorized:
Common shares outstanding	19,454,955
Net asset value per common share	$13.57
Market value per common share	$13.36

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Trust for Investment Grade New York Municipals

Statement of Operations

For the six months ended August 31, 2013

(Unaudited)

Investment income:
Interest	$10,588,349

Expenses:
Advisory fees	1,312,968
Administrative services fees	36,481
Custodian fees	5,434
Interest, facilities and maintenance fees	915,279
Transfer agent fees	19,308
Trustees’ and officers’ fees and benefits	15,732
Other	226,581
Total expenses	2,531,783
Less: Fees waived	(536,914)
Net expenses	1,994,869
Net investment income	8,593,480

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(323,177)
Change in net unrealized appreciation (depreciation) of investment securities	(45,176,747)
Net realized and unrealized gain (loss)	(45,499,924)
Net increase (decrease) in net assets resulting from operations	$(36,906,444)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Trust for Investment Grade New York Municipals

Statement of Changes in Net Assets

For the six months ended August 31, 2013 and the year ended February 28, 2013

(Unaudited)

	August 31, 2013	February 28, 2013
Operations:
Net investment income	$8,593,480	$15,494,273
Net realized gain (loss)	(323,177)	(466,354)
Change in net unrealized appreciation (depreciation)	(45,176,747)	8,308,102
Net increase (decrease) in net assets resulting from operations	(36,906,444)	23,336,021
Distributions to auction rate preferred shareholders from net investment income	—	(42,182)
Net increase (decrease) in net assets resulting from operations applicable to common shares	(36,906,444)	23,293,839
Distributions to shareholders from net investment income	(9,805,163)	(17,481,368)
Increase from transactions in common shares of beneficial interest	183,331	66,857,825
Net increase in net assets applicable to common shares	(46,528,276)	72,670,296

Net assets applicable to common shares:
Beginning of period	310,485,243	237,814,947
End of period (includes undistributed net investment income of $2,317,914 and $3,529,597, respectively)	$263,956,967	$310,485,243

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Trust for Investment Grade New York Municipals

Statement of Cash Flows

For the six months ended August 31, 2013

(Unaudited)

Cash provided by operating activities:
Net increase (decrease) in net assets resulting from operations applicable to common shares	$(36,906,444)

Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by operating activities:
Purchases of investments	(11,870,988)
Purchases of short-term investments, net	(300,000)
Proceeds from sales of investments	15,864,208
Amortization of premium and deferred offering costs	906,159
Accretion of discount	(242,972)
Increase in receivables and other assets	42,148
Decrease in accrued expenses and other payables	(15,268)
Net realized loss from investment securities	323,177
Net change in unrealized depreciation on investment securities	45,176,747
Net cash provided by operating activities	12,976,767

Cash provided (used in) by financing activities:
Dividends paid to common shareholders from net investment income	(9,551,550)
Decrease in payable for amount due custodian	(2,850,217)
Net proceeds from floating rate note obligations	(575,000)
Net cash provided by (used in) financing activities	(12,976,767)
Net increase in cash and cash equivalents	—
Cash at beginning of period	—
Cash at end of period	$—

Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$871,306

Notes to Financial Statements

August 31, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Trust for Investment Grade New York Municipals (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.

The Trust’s investment objective is to provide common shareholders with a high level of current income exempt from federal as well as from New York State and New York City income taxes, consistent with preservation of capital. Under normal market conditions, the Trust will invest at least 80% of its total assets in New York municipal securities rated investment grade at the time of investment.

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

13                         Invesco Trust for Investment Grade New York Municipals

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — The Trust declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and are distributed on a pro rata basis to common and preferred shareholders.
E.	Federal Income Taxes — The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

In addition, the Trust intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt dividends”, as defined in the Internal Revenue Code.

The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees and other expenses associated with lines of credit and Variable Rate Muni Term Preferred Shares (“VMTP Shares”), and interest and administrative expenses related to establishing and maintaining Auction Rate Preferred Shares (“ARPS”) and floating rate note obligations, if any.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
J.	Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may

14                         Invesco Trust for Investment Grade New York Municipals

be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

K.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Trust pays an advisory fee to the Adviser based on the annual rate of 0.55% of the Trust’s average daily managed assets. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are restated in the Trust’s financial statements for purposes of GAAP).

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Trust, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least August 31, 2014, to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Trust’s expenses (excluding certain items discussed below) to 0.69%. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Trust’s expenses to exceed the limit reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Trust has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on August 27, 2014. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

For the six months ended August 31, 2013, the Adviser waived advisory fees of $536,914.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2013, expenses incurred under this agreement are shown in the Statement of Operations as Administrative services fees.

Certain officers and trustees of the Trust are officers and directors of Invesco.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

15                         Invesco Trust for Investment Grade New York Municipals

As of August 31, 2013, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust.

During the six months ended August 31, 2013, the Trust paid legal fees of $53,431 for services rendered by Skadden, Arps, Slate, Meagher & Flom LLP as counsel to the Trust. A trustee of the Trust is Of Counsel of Skadden, Arps, Slate, Meagher & Flom LLP.

NOTE 5—Cash Balances and Borrowings

The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to Dealer Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2013 were $90,803,571 and 0.67%, respectively.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. The Regulated Investment Company Modernization Act of 2010 eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Trust had a capital loss carryforward as of February 28, 2013 which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2015	$1,648,743	$—	$1,648,743
February 29, 2016	10,123,858	—	10,123,858
February 28, 2017	15,077,563	—	15,077,563
February 28, 2018	813,819	—	813,819
	$27,663,983	$—	$27,663,983

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of August 27, 2012, the date of reorganization of Invesco New York Quality Municipal Securities into the Fund, are realized on securities held in each fund at such date of reorganization, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2013 was $14,068,126 and $19,000,291, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$13,217,650
Aggregate unrealized (depreciation) of investment securities	(14,072,013)
Net unrealized appreciation (depreciation) of investment securities	$(854,363)

Cost of investments for tax purposes is $442,568,238.

16                         Invesco Trust for Investment Grade New York Municipals

NOTE 8—Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	August 31, 2013	February 28, 2013
Beginning shares	19,443,135	15,242,695
Shares issued in connection with acquisition(a)	—	4,156,859
Shares issued through dividend reinvestment	11,820	43,581
Ending shares	19,454,955	19,443,135

(a)	As of the opening of business on August 27, 2012, Invesco New York Quality Municipal Securities (the “Target Trust”) merged with and into the Trust pursuant to a plan of reorganization approved by the Trustees of the Trust on November 28, 2011 and by the shareholders of the Target Trust on August 14, 2012. The reorganization was accomplished by a tax-free exchange of 4,156,859 shares of the Trust for 4,030,280 shares outstanding of the Target Trust as of the close of business on August 24, 2012. Common shares of the Target Trust were exchanged for common shares of the Trust, based on the relative net asset value of the Target Trust to the net asset value of the Trust on the close of business, August 24, 2012. The Target Trust’s net assets applicable to common shares as of the close of business on August 24, 2012 of $66,163,491, including $8,600,506 of unrealized appreciation (depreciation), were combined with those of the Trust. The net assets applicable to common shares of the Trust immediately before the reorganization were $242,984,899 and $309,148,390 immediately after the reorganization.
The pro forma results of operations for the year ended February 28, 2013 assuming the reorganization had been completed on March 1, 2012, the beginning of the annual reporting period are as follows:

Net investment income	$17,135,782
Net realized/unrealized gains	9,184,603
Change in net assets resulting from operations	$26,320,385

The combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Trust that have been included in the Trust’s Statement of Operations since February 28, 2013.

The Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

NOTE 9—Variable Rate Muni Term Preferred Shares

On May 9, 2012, the Trust issued 768 Series 2015/6-VTN VMTP Shares, with a liquidation preference of $100,000 per share pursuant to an offering exempt from registration under the 1933 Act. In addition, the Trust issued 136 Series 2015/6-VTN VMTP Shares in connection with the reorganization of Invesco New York Quality Municipal Securities into the Trust with a liquidation preference of $100,000 per share. Proceeds from the issuance of VMTP Shares on May 9, 2012 were used to redeem all of the Trust’s outstanding ARPS. VMTP Shares are a floating-rate form of preferred shares with a mandatory redemption date. The Trust is required to redeem all outstanding VMTP Shares on June 1, 2015, unless earlier redeemed, repurchased or extended. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends and a redemption premium, if any. On or prior to the redemption date, the Trust will be required to segregate assets having a value equal to 110% of the redemption amount.

The Trust incurred costs in connection with the issuance of the VMTP Shares. These costs were recorded as a deferred charge and are being amortized over the 3 year life of the VMTP Shares. Amortization of these costs is included in Interest, facilities and maintenance fees on the Statement of Operations and the unamortized balance is included in Deferred offering costs on the Statement of Assets and Liabilities.

Dividends paid on the VMTP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. The initial rate for dividends was equal to the sum of 1.10% per annum plus the Securities Industry and Financial Markets Association Municipal Swap Index (the “SIFMA” Index). Subsequent rates are determined based upon changes in the SIFMA Index and take into account a ratings spread of 1.10% to 4.00% which is based on the long term preferred share ratings assigned to the VMTP Shares by a ratings agency. The average aggregate liquidation preference outstanding and the average annualized dividend rate of the VMTP Shares during the six months ended August 31, 2013 were $90,400,000 and 1.23%, respectively.

The Trust is subject to certain restrictions relating to the VMTP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of VMTP Shares at liquidation preference.

The liquidation preference of VMTP Shares, which are considered debt of the Trust for financial reporting purposes, is recorded as a liability under the caption Variable rate muni term preferred shares on the Statement of Assets and Liabilities. Unpaid dividends on VMTP Shares are recognized as Accrued interest expense on the Statement of Assets and Liabilities. Dividends paid on VMTP Shares are recognized as a component of Interest, facilities and maintenance fees on the Statement of Operations.

NOTE 10—Dividends

The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2013:

Declaration Date	Amount per Share	Record Date	Payable Date
September 3, 2013	$0.0840	September 13, 2013	September 30, 2013
October 1, 2013	0.0840	October 11, 2013	October 31, 2013

17                         Invesco Trust for Investment Grade New York Municipals

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six months ended August 31,		Year ended February 28,	Year ended February 29,		Four months ended February 28,		Years ended October 31,
	2013		2013	2012		2011		2010		2009		2008
Net asset value per common share, beginning of period	$15.97		$15.60	$13.42		$15.01		$14.00		$11.34		$15.80
Net investment income(a)	0.44		0.89	0.97		0.35		1.03		1.15		1.21
Net gains (losses) on securities (both realized and unrealized)	(2.34)		0.48	2.23		(1.59)		1.00		2.41		(4.59)
Distributions paid to preferred shareholders from:
Dividends from net investment income			(0.00)	(0.01)		(0.01)		(0.02)		(0.04)		(0.29)
Total from investment operations	(1.90)		1.37	3.19		(1.25)		2.01		3.52		(3.67)
Less dividends paid to common shareholders from net investment income	(0.50)		(1.00)	(1.01)		(0.34)		(1.00)		(0.86)		(0.79)
Net asset value per common share, end of period	$13.57		$15.97	$15.60		$13.42		$15.01		$14.00		$11.34
Market value per common share, end of period	$13.36		$16.60	$16.10		$13.46		$15.46		$14.38		$10.80
Total return at net asset value(b)	(12.06)%		9.05%	24.64%		(8.36)%		14.83%
Total return at market value(c)	(16.70)%		9.83%	28.25%		(10.76)%		15.14%		43.22%		(23.21)%
Net assets applicable to common shares, end of period (000’s omitted)	$263,957		$310,485	$237,815		$204,026		$227,987		$212,052		$171,762
Portfolio turnover rate(d)	3%		6%	17%		5%		14%		28%		43%

Ratios/supplemental data based on average net assets applicable to common shares:
Ratio of expenses:
With fee waivers and/or expense reimbursements	1.35	%(e)	1.36%	1.36	%(f)	1.34	%(f)(g)(h)	1.35	%(f)	1.50	%(f)	2.24	%(f)
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees(i)	0.73	%(e)	0.85%	1.08	%(f)	1.02	%(f)(g)(h)	1.08	%(f)	1.14	%(f)	0.97	%(f)
Without fee waivers and/or expense reimbursements	1.71	%(e)	1.57%	1.40	%(f)	1.34	%(f)(g)(h)	1.45	%(f)	1.68	%(f)	2.41	%(f)
Ratio of net investment income before preferred share dividends	5.82	%(e)	5.62%	6.77%		7.79	%(h)	7.07%		9.12%		8.19%
Preferred share dividends			0.02%	0.08%		0.15	%(h)
Ratio of net investment income after preferred share dividends(i)	5.82	%(e)	5.60%	6.69%		7.64	%(h)	6.96%		8.79%		6.25%

Senior securities:
Total amount of preferred shares outstanding (000’s omitted)(j)	$90,305		$90,276	$76,850		$87,000		$87,000		$99,500		$116,000
Asset coverage per preferred share(j)(k)	$391,883		$443,320	$102,363		$83,628		$90,514		$78,280		$62,029
Liquidating preference per preferred share(j)	$100,000		$100,000	$25,000		$25,000		$25,000		$25,000		$25,000

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.
(c)	Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is not annualized for periods less than one year, if applicable. For the year ended February 28, 2013, the portfolio turnover calculation excludes the value of securities purchased and sold of $69,348,946 and $2,218,200, respectively, in the effort to realign the Trust’s portfolio holdings after the reorganization of the Target Trust into the Trust.
(e)	Ratios are annualized and based on average daily net assets applicable to common shares (000’s omitted) of $292,903.
(f)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(g)	Ratio includes an adjustment for a change in accounting estimate for professional fees during the period. Ratios excluding this adjustment would have been higher by 0.06%.
(h)	Annualized.
(i)	For the years ended October 31, 2010 and prior, ratio does not exclude facilities and maintenance fees.
(j)	For the years ended February 29, 2012 and prior, amounts are based on ARPS outstanding.
(k)	Calculated by subtracting the Trust’s total liabilities (not including preferred shares) from the Trust’s total assets and dividing this by the number of preferred shares outstanding.

18                         Invesco Trust for Investment Grade New York Municipals

NOTE 12—Legal Proceedings

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Pending Litigation and Regulatory Inquiries

The Trust received a shareholder demand letter dated March 25, 2011 alleging that the Adviser and certain individuals breached their fiduciary duties and wasted Trust assets by causing the Trust to redeem Auction Rate Preferred Securities (“ARPS”) at their par value at the expense of the Trust and common shareholders. The shareholder claimed that the Trust was not obliged to provide liquidity to preferred shareholders, the redemptions were improperly motivated to benefit the Adviser, and the market value and fair value of the ARPS were less than par at the time they were redeemed. The shareholder demands that: 1) the Board takes action against the Adviser and individuals to recover damages and 2) the Board refrain from authorizing further redemptions or repurchases of ARPS by the Trust at prices in excess of fair value or market value at the time of the transaction. The Board formed a Special Litigation Committee (“SLC”) to investigate these claims and to make a recommendation to the Board regarding whether pursuit of these claims is in the best interests of the Trusts. Upon completion of its investigation, the SLC recommended that the Board reject the demands specified in the shareholder demand letters, after which the Board publicly announced on June 24, 2011, that the Independent Trustees had adopted the SLC’s recommendation and voted to reject the demands. The Trust is not the subject of a lawsuit in connection with this demand letter. The Trust has accrued $24,216 in expenses relating to these matters during the six months ending August 31, 2013.

Management of Invesco and the Trust believe that the outcome of the demand letter described above will have no material adverse effect on the Trust or on the ability of Invesco to provide ongoing services to the Trust.

19                         Invesco Trust for Investment Grade New York Municipals

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the “Board”) of Invesco Trust for Investment Grade New York Municipals (the “Fund”) is required under the Investment Company Act of 1940 to approve annually the renewal of the investment advisory agreement with Invesco Advisers, Inc. (“Invesco Advisers”) and the Master Intergroup Sub-Advisory Contract (the “sub-advisory contracts”) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”). The Board considers the Fund’s relationship with Invesco Advisers and the Affiliated Sub-Advisers throughout the year and during meetings held on March 4-5, 2013 and May 6-7, 2013, the Board considered matters related to the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts. During a contract renewal meeting held on May 7, 2013, the Board as a whole, and the disinterested or “independent” Trustees, who comprise more than 75% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board, acting directly and through its committees, meets throughout the year to review the performance of the Fund. Over the course of each year, the Board, acting directly and through its committees, meets with portfolio managers for the funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of the funds. The Board meets regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to the funds.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the funds prepared by

Invesco Advisers and an independent company, Lipper, Inc. (“Lipper”). The independent Trustees are assisted in their annual evaluation of the funds’ investment advisory agreements by fund counsel.

In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Fund reflect the results of years of review and negotiation between the Trustees and Invesco Advisers, as well as with Van Kampen Asset Management, the funds’ predecessor investment adviser. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Board noted the willingness of Invesco Advisers personnel to engage in open and candid discussions with the Board. One Trustee may have weighed a particular piece of information differently than another Trustee.

The discussion below is a summary of the Board’s evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of May 7, 2013, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services. The Board also meets throughout the year with the Fund’s portfolio management team, which provides the Board with insight into their management of the Fund and the Fund’s performance. The Board’s review of the qualifications of Invesco Advisers and the portfolio management team to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between

Invesco Advisers (and previously Van Kampen Asset Management) and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and the greater uncertainty that may be associated with entering into a new relationship. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Fund such as various back office support functions, equity and fixed income trading operations, internal audit and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services capable of being provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who would provide such services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers, from time to time as necessary and appropriate, in managing the Fund. The Board concluded that the nature, extent and quality of the services capable of being provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, two, three, five and ten calendar years to the performance of funds in the Fund’s Lipper performance universe and against the applicable Lipper index. The Board noted that the Fund’s performance was in the second quintile of its performance universe for the one year period, the first quintile for the two, three and five year periods and the fourth quintile for the ten year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board also noted that the Lipper performance information was presented on a total return basis, and that the Fund’s distribution rate also generally compared favorably to its peers. The Board considered the additional resources that Invesco Advisers had devoted to further develop its fixed income platform. In light of these considerations, the Board concluded the Fund’s

20                         Invesco Trust for Investment Grade New York Municipals

performance was consistent with its investment objective and policies under applicable market conditions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers

The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the Fund’s contractual advisory fee rate was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.

The Board also considered the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations and waivers), including comparisons, as applicable, to the effective advisory fee rates of other funds advised by Invesco Advisers and its affiliates with investment strategies similar to those of the Fund. The Board reviewed not only the advisory fees but other fees and expenses (whether paid to Invesco Advisers, its affiliates or others) and the Fund’s overall expense ratio.

The Board also compared the strategy of the Fund to that of other client accounts of Invesco Advisers and the Affiliated Sub-Advisers and considered, as applicable, the fees charged to other client accounts with investment strategies similar to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients solely for investment management services than to registered fund clients, such as the Fund. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to registered fund clients, including the Fund, relative to other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of shareholder reports, efforts to support secondary market trading of the Fund’s shares, preparation of financial information and regulatory compliance under the Investment Company Act of 1940, as amended, and stock exchange listing standards, including preparation for, coordinating the solicitation of proxies for, and conducting annual shareholder meetings. The Board noted that sub-advisory fees charged by the Affiliated Sub-Advisers to manage registered fund clients and to manage other client accounts were often more comparable. The Board concluded that the aggregate services provided to the Fund were sufficiently different from those provided to institutional clients, and the Board did not place significant weight on these fee comparisons.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least August 31, 2014 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver, and the discontinuation of this fee waiver on August 31, 2014, would have on the Fund’s total estimated expenses.

The Board also considered the services capable of being provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that, to the extent the Fund were to utilize the Affiliated Sub-Advisers, Invesco Advisers would provide services related to oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board noted that the Fund, like most closed-end funds, does not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that although the Fund does not benefit from economies of scale through contractual breakpoints, the Fund does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the registered fund clients and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2012. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the other funds overseen by the Board. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the other funds overseen by the Board. The

Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Fund. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Fund. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

21                         Invesco Trust for Investment Grade New York Municipals

Proxy Results

An Annual Meeting (“Meeting”) of Shareholders of Invesco Trust for Investment Grade New York Municipals (the “Fund”) was held on August 2, 2013. The Meeting was held for the following purpose:

(1)	Elect three Class III Trustees, two by the holders of Common Shares and the holders of Preferred Shares of the Fund voting together as a single class, and one by the holders of Preferred Shares of the Fund, voting separately, each of whom will serve for a three-year term or until a successor shall have been duly elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against	Votes Abstain
(1)	R. Craig Kennedy	16,781,648	828,048	2,802
	Colin D. Meadows	16,782,584	827,112	2,802
	Hugo F. Sonnenschein(P)	904	0	0

(P)	Election of Trustee by preferred shareholders only.

22                         Invesco Trust for Investment Grade New York Municipals

Correspondence information

Send general correspondence to Computershare, P.O. Box 43078, Providence, RI 02940-3078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

    Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

    Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Trust holdings and proxy voting information

The Trust provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Trust’s Forms N-Q on the SEC website at sec.gov. Copies of the Trust’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the Trust is shown below.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. In addition, this information is available on the SEC website at sec.gov.

SEC file number: 811-06537 VK-CE-IGNYM-SAR-1

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of August 13, 2013, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 13, 2013, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Trust for Investment Grade New York Municipals

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	November 8, 2013

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	November 8, 2013

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	November 8, 2013

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.